Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Marketing expenses	$ 1,514	$ 1,122
Professional services	1,480	1,241
Payroll costs	1,250	919
Tax payables	729	651
Warrant exercise deposit liability	0	664
Other accrued liabilities	850	387
Total accrued liabilities	$ 5,823	$ 4,984